Pension and Other Postretirement Benefits - Net Periodic Benefit Cost and Changes in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Net periodic benefit costs	$ (7,964)	$ (6,330)	$ 16,535
Pension Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	512	1,245	4,831
Interest cost	5,224	4,331	6,339
Expected return on plan assets	(7,981)	(8,297)	(9,072)
Settlement loss (gain)	(71)	35	22,579
Curtailment charge	207	0	(1,155)
Actuarial loss amortization	981	3,248	2,996
Prior service cost (credit) amortization	10	10	(167)
Net periodic benefit costs	(1,118)	572	26,351
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net (gain) loss arising during period	(10,563)	(836)	(58)
Settlement loss	(323)	(2,335)	(22,706)
Prior service (cost) credit	296	(7)	1,375
Actuarial gain amortization	660	(7,879)	3,209
Curtailment Recognition	(3)	(3)	(3)
Effect of exchange rates on amounts included in AOCI	(1,169)	(1,390)	1,535
Total recognized in other comprehensive (income) loss	(11,102)	(12,450)	(16,648)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	(12,220)	(11,878)	9,703
Foreign | Pension Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	465	698	4,340
Interest cost	3,079	2,594	3,416
Expected return on plan assets	(4,472)	(4,686)	(4,262)
Settlement loss (gain)	(71)	35	(88)
Curtailment charge	207	0	(1,155)
Actuarial loss amortization	658	996	886
Prior service cost (credit) amortization	3	3	(167)
Net periodic benefit costs	(131)	(360)	2,970
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net (gain) loss arising during period	(7,008)	(388)	(1,594)
Settlement loss	0	(83)	(39)
Prior service (cost) credit	303	0	1,325
Actuarial gain amortization	(587)	(954)	(758)
Curtailment Recognition	(3)	(3)	(3)
Effect of exchange rates on amounts included in AOCI	(1,169)	(1,390)	1,535
Total recognized in other comprehensive (income) loss	(8,464)	(2,818)	466
Total recognized in net periodic benefit cost and other comprehensive (income) loss	(8,595)	(3,178)	3,436
U.S. | Pension Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	47	547	491
Interest cost	2,145	1,737	2,923
Expected return on plan assets	(3,509)	(3,611)	(4,810)
Settlement loss (gain)	0	0	22,667
Curtailment charge	0	0	0
Actuarial loss amortization	323	2,252	2,110
Prior service cost (credit) amortization	7	7	0
Net periodic benefit costs	(987)	932	23,381
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net (gain) loss arising during period	(3,555)	(448)	1,536
Settlement loss	(323)	(2,252)	(22,667)
Prior service (cost) credit	(7)	(7)	50
Actuarial gain amortization	1,247	(6,925)	3,967
Curtailment Recognition	0	0	0
Effect of exchange rates on amounts included in AOCI	0	0	0
Total recognized in other comprehensive (income) loss	(2,638)	(9,632)	(17,114)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	(3,625)	(8,700)	6,267
U.S. | Other Postretirement Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	0	1	5
Interest cost	37	27	77
Actuarial loss amortization	79	82	5
Prior service cost (credit) amortization	32	31	0
Net periodic benefit costs	(74)	(85)	77
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net (gain) loss arising during period	263	992	864
Prior service (cost) credit	(2)	(78)	0
Prior service credit	32	31	0
Actuarial gain amortization	79	82	5
Total recognized in other comprehensive (income) loss	(154)	(957)	(859)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$ (228)	$ (1,042)	$ (782)